Contingent Liabilities, Commitments, Liens, Claims, and Guarantees (Details) $ in Thousands			12 Months Ended
	Aug. 26, 2021 USD ($)	Sep. 11, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Contingent Liabilities, Commitments, Liens, Claims, and Guarantees (Details) [Line Items]
Aggregate amount			$ 2,600
Royalties percentage			3.50%
Revenue percentage			100.00%
Granted amount			$ 2,400
Restricted cash			62	$ 49
Claims amount		50,000
Lawsuit percentage	50.00%
Amount of compensation	$ 50
Personal injury claims			1,000
Additional coverage			$ 5,000
Minimum [Member]
Contingent Liabilities, Commitments, Liens, Claims, and Guarantees (Details) [Line Items]
Royalties percentage			3.00%